Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 8,306	¥ 4,066
Payments for computer systems under non-cancelable contracts	9,348	8,738	¥ 8,036
Estimated construction costs	131,948	146,945
Total unused credit and capital amount available	366,534	458,994
Guarantee Obligations Maximum Exposure	1,151,414	1,231,425
Guarantee Obligations Current Carrying Value	8,424	57,456
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	2,587,597	2,175,722
Provision for credit losses in the consolidated statements of income	440	4,542
Other liabilities
Commitments and Contingencies Disclosure [Line Items]
Allowance for off-balance sheet credit exposure	5,116	17,843	¥ 22,120
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	608,543	479,406
Guarantee Obligations Current Carrying Value	4,839	5,033
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	484,000	494,000
Guarantee Obligations Current Carrying Value	¥ 2,327	¥ 2,309